Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed statement of cash flows - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (18,207)	$ (2,277,124)			$ (23,118,757)	$ (16,134,515)
Change in fair value of derivative warrant liabilities measured with Level 3 inputs		$ 1,700,000			$ 20,620,000	15,340,000
As Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss			$ (128,295)	$ (146,502)		(320,125)
Initial value of Class A common stock subject to possible redemption				189,429,260		189,429,260
Change in fair value of Class A common stock subject to possible redemption				95,610		95,610
Restatement Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss			(134,390)	(134,390)		(15,814,390)
Change in fair value of derivative warrant liabilities measured with Level 3 inputs			(340,000)	(340,000)		15,340,000
Financing Costs - derivative warrant liabilities			474,390	474,390		474,390
Initial value of Class A common stock subject to possible redemption				(12,981,000)		(12,981,000)
Change in fair value of Class A common stock subject to possible redemption				148,780		(15,704,840)
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss			(262,685)	(280,892)		(16,134,515)
Change in fair value of derivative warrant liabilities measured with Level 3 inputs			(340,000)	(340,000)		15,340,000
Financing Costs - derivative warrant liabilities			$ 474,390	474,390		474,390
Initial value of Class A common stock subject to possible redemption				176,448,260		176,448,260
Change in fair value of Class A common stock subject to possible redemption				$ 244,390		$ (15,609,230)